Total
The Brown Capital Management Mid Company Fund | Institutional Shares
Investment Objective.
The Mid Company Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Mid Company Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Brown Capital Management Mid Company Fund Institutional Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.59%
Fee Waivers and/or Expense Reimbursements	(0.69%)	[1]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	0.90%	[1]
[1]	Brown Capital Management, LLC, (the “Advisor”) has entered into an Expense Limitation Agreement with the Mid Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid Company Fund and to assume other expenses of the Mid Company Fund, if necessary, in an amount that limits the Mid Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2021. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Mid Company Fund, the Mid Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Mid Company Fund within three years following the month in which the expense was incurred, provided that the Mid Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

Example.

This example is intended to help you compare the cost of investing in the Mid Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Brown Capital Management Mid Company Fund | Institutional Shares | USD ($)	92	434	800	1,829

Portfolio Turnover.

The Mid Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid Company Fund’s performance. During the most recent fiscal year, the Mid Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies.

The Mid Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment (“mid sized companies”). It is important to note that the Mid Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Mid Company Fund is on the revenue produced by the issuer of the securities.

The Mid Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional mid companies with the wherewithal to become exceptional larger companies. The Mid Company Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Mid Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Mid Company from mid capitalization by its use of revenue not market capitalization to identify and invest in exceptional mid companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain between $500 million and $5 billion in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in-depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes in-depth fundamental research, when applied over a three to five-year time horizon, and implemented with a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s investment process is fundamental analysis. Valuation analysis is also part of the Advisor’s investment process.

The Advisor constructs the Mid Company Fund’s portfolio to generally be fully invested with no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 60 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid Company Fund’s portfolio when the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund.

An investment in the Mid Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid Company Fund will be successful in meeting its investment objective. Generally, the Mid Company Fund will be subject to the following risks:

●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Mid Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Mid Company Fund on a daily basis, and, as result, such movements may negatively affect the Mid Company Fund’s net asset value.

●	Investment Style Risk: The performance of the Mid Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid Company Fund to achieve its investment objectives.

●	Market Sector Risk: The percentage of the Mid Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

●	Equity Securities Risk: To the extent that the majority of the Mid Company Fund’s portfolio consists of common stocks, it is expected that the Mid Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

●	Mid- and Small-Sized Company Risk: Investing in the securities of mid and small sized companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium and small-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience. The Fund would deem a small company to be a company with total operating revenues of $250 million or less at the time of the initial investments. While the Fund is not managed to invest in companies in terms of market capitalization but rather based on company revenues, the Fund may nonetheless hold securities the issuer of which is considered to be a mid or small-sized company in terms of capitalization.

Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Mid Company Fund by showing changes in the Mid Company Fund’s performance from year to year and by showing how the Mid Company Fund’s average annual total returns compare to that of a broad based securities market index. The Mid Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid Company Fund will perform in the future. Updated information on the Mid Company Fund’s results can be obtained by visiting: http://www.browncapital.com/mid-funds-overview-institutional.html.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2020 was 14.10%.

Quarterly Returns During This Time Period

Highest return for a quarter	22.99%	Quarter ended March 31, 2019
Lowest return for a quarter	-18.46%	Quarter ended December 31, 2018

Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - The Brown Capital Management Mid Company Fund - Institutional Shares	1 Year	5 Years	Since Inception	Inception Date
Performance Measure Domain	44.56%	8.68%	11.63%	Dec. 15, 2011
After taxes on distributions	43.03%	3.92%	8.29%	Dec. 15, 2011
After taxes on distributions and sale of shares	27.44%	5.44%	8.50%	Dec. 15, 2011
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	35.47%	11.60%	15.36%	Dec. 15, 2011
Morningstar Mid-Cap Growth Category	33.77%	10.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).